Commitments and Contingencies (Details) - USD ($)			9 Months Ended	12 Months Ended
	Jun. 09, 2023	Aug. 16, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Price per unit (in Dollars per share)				$ 11.5
Aggregate amount			$ 5,300,000	$ 10,100,000
Additional fee (in Dollars per share)				$ 0.35
Underwriting discount per units (in Dollars per share)			$ 0.2
Additional fee per units (in Dollars per share)			$ 0.35
Deferred underwriting fee			$ 4,025,000
Underwriting fee reflected in other income			205,275
Additional paid-in capital			3,819,725
Deferred underwriting fee payable			6,000,000
Percentage of excise tax		1.00%
Percentage of fair market value		1.00%
Total common stock
Excise tax liabilities			1,881,321
Percentage of shares redemption	1.00%
Underwriting [Member]
Commitments and Contingencies (Details) [Line Items]
Price per unit (in Dollars per share)				$ 0.2
Aggregate amount			$ 10,100,000	$ 5.3
Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Price per unit (in Dollars per share)			$ 18
Redemption of common stock (in Shares)	18,141,822
Total common stock	$ 188,132,132